Loss Per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share
Loss Per Share

26. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	For the Year Ended December 31,
	2017	2018	2019
Numerator:
Net loss	(5,021,174)	(9,638,979)	(11,295,652)
Accretion on convertible redeemable preferred shares to redemption value	(2,576,935)	(13,667,291)	—
Accretion on redeemable non-controlling interests to redemption value	—	(63,297)	(126,590)
Net loss attributable to non-controlling interests	36,440	41,705	9,141
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(7,561,669)	(23,327,862)	(11,413,101)
Denominator:
Weighted-average number of ordinary shares outstanding — basic and diluted	21,801,525	332,153,211	1,029,931,705
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(346.84)	(70.23)	(11.08)

For the years ended December 31, 2017, 2018 and 2019, assumed conversion of the Preferred Shares into ordinary shares were excluded from the calculations of diluted net loss per share of the Company due to the anti-dilutive effect. The effects of all outstanding share options have also been excluded from the computation of diluted net loss per share for the years ended December 31, 2017, 2018 and 2019 as their effects would be anti-dilutive.

For the years ended December 31, 2017, 2018 and 2019, the Company had potential ordinary shares, including non-vested restricted shares, option granted, Convertible Notes and Preferred Shares. As the Group incurred losses for the years ended December 31, 2017, 2018 and 2019, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. Such weighted average numbers of ordinary shares outstanding are as following:

	For the Year Ended December 31,
	2017	2018	2019
Non-vested restricted shares	8,323,591	340,518	459,199
Outstanding weighted average options granted	27,495,737	72,735,288	31,276,979
Convertible Notes	—	—	92,512,382
Preferred Shares	593,611,970	678,614,152	—
Total	629,431,298	751,689,958	124,248,560